2017 REGISTERED DIRECT OFFERING - Derivative liabilities using Black Scholes Model (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2020 $ / shares	Sep. 30, 2020 $ / shares	Sep. 30, 2019 $ / shares	Jul. 01, 2020 $ / shares
Closing price per share of common stock	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Measurement Input, Price Volatility [Member]
Derivative Liability, Measurement Input	88.15	88.15
Measurement Input, Risk Free Interest Rate [Member]
Derivative Liability, Measurement Input	0.16	0.16
Measurement Input, Expected Dividend Rate [Member]
Derivative Liability, Measurement Input	0	0
Measurement Input, Expected Term [Member]
Derivative Liability, Measurement Input	1.08	1.08
Derivative Financial Instruments, Liabilities [Member] | REGISTERED DIRECT OFFERING 2017 [Member]
Closing price per share of common stock	$ 0.150	$ 0.17	$ 0.24
Derivative Financial Instruments, Liabilities [Member] | REGISTERED DIRECT OFFERING 2017 [Member] | Measurement Input, Exercise Price [Member]
Derivative Liability, Measurement Input	0.75	0.75	0.75
Derivative Financial Instruments, Liabilities [Member] | REGISTERED DIRECT OFFERING 2017 [Member] | Measurement Input, Price Volatility [Member]
Derivative Liability, Measurement Input	82.10	84.17	78.15
Derivative Financial Instruments, Liabilities [Member] | REGISTERED DIRECT OFFERING 2017 [Member] | Measurement Input, Risk Free Interest Rate [Member]
Derivative Liability, Measurement Input	0.10	0.13	1.60
Derivative Financial Instruments, Liabilities [Member] | REGISTERED DIRECT OFFERING 2017 [Member] | Measurement Input, Expected Dividend Rate [Member]
Derivative Liability, Measurement Input	0	0	0
Derivative Financial Instruments, Liabilities [Member] | REGISTERED DIRECT OFFERING 2017 [Member] | Measurement Input, Expected Term [Member]
Remaining expected term of underlying securities (years)	1 year 1 month 2 days	1 year 4 months 6 days	2 years 4 months 13 days